Share-based payments - Reconciliation of Outstanding Share Options (Details) - Share Options	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of options
Outstanding at beginning of year (in shares) | shares	8,906,839	9,010,547
Granted during the year (in shares) | shares	34,454	0
Forfeited during the year (in shares) | shares	0	(103,708)
Exercised during the period (in shares) | shares	(457,282)	0
Outstanding at end of year (in shares) | shares	8,484,011	8,906,839
Exercisable at end of year (in shares) | shares	3,332,076	3,485,302
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 41.93	$ 41.67
Granted during the year (in dollars per share)	13.47	0
Weighted average exercise price of share options forfeited in share-based payment arrangement	0	20.03
Weighted average exercise price of share options exercised in share-based payment arrangement	1.89	0
Outstanding at end of year (in dollars per share)	43.97	41.93
Exercisable at end of year (in dollars per share)	$ 3.01	$ 2.97
Weighted average remaining contractual life	6 years 6 months 21 days	7 years 6 months 25 days
Weighted average share price at date of exercise (in dollars per share)	$ 9.27
Minimum
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	1.53
Outstanding at end of year (in dollars per share)	1.53	$ 1.53
Maximum
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	75.00
Outstanding at end of year (in dollars per share)	$ 75.00	$ 75.00